Transactions with related parties - Description (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of transactions between related parties [line items]
Value of CRI	R$ 65,100
Demand deposits
Disclosure of transactions between related parties [line items]
Amounts payable	R$ 97,116	R$ 7,710	R$ 4,347
Demand deposits | Minimum
Disclosure of transactions between related parties [line items]
Terms of operations with related party	16 days
Demand deposits | Maximum
Disclosure of transactions between related parties [line items]
Rate applied to monthly CDI in calculating related party transaction amount	99.00%
Time deposits
Disclosure of transactions between related parties [line items]
Amounts payable	R$ 259,975	284,840	528,268
Time deposits | Maximum
Disclosure of transactions between related parties [line items]
Terms of operations with related party	20 months
Rate applied to monthly CDI in calculating related party transaction amount	102.00%
Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 606,025	137,250	50,145
Other related parties | Demand deposits
Disclosure of transactions between related parties [line items]
Amounts payable	9,319	5,393	3,676
Other related parties | Time deposits
Disclosure of transactions between related parties [line items]
Amounts payable	146,085	224,553	422,383
Other related parties | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	426,967	134,626	R$ 50,145
MRV
Disclosure of transactions between related parties [line items]
Value of CRI	93,100
MRV | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Amounts receivable	R$ 243,648	R$ 76,989
Terms of operations with related party	30 days
MRV | Loans and advances to costumers and Debentures | Minimum
Disclosure of transactions between related parties [line items]
Rate used for credit operations with related party	0.8
MRV | Loans and advances to costumers and Debentures | Maximum
Disclosure of transactions between related parties [line items]
Rate used for credit operations with related party	1.95
Stone Pagamentos S.A. | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Percentage of ownership by related party	4.99%
Log Commercial Properties e Participations S.A. | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Investment in debentures of related party	R$ 50,000
Rate of investment income	116.50%
Fair value of investment in debentures of related party	R$ 55,433
IDTVM | Loans and advances to costumers and Debentures
Disclosure of transactions between related parties [line items]
Average rate applied on post-domicile working capital transactions with related party	0.50%
IDTVM | Loans and advances to costumers and Debentures | Minimum
Disclosure of transactions between related parties [line items]
Rate applied to monthly CDI in calculating related party transaction amount	110.00%
IDTVM | Loans and advances to costumers and Debentures | Maximum
Disclosure of transactions between related parties [line items]
Rate applied to monthly CDI in calculating related party transaction amount	120.00%
Urba Desenvolvimento Urbano S.A., Urba 4 Loteamentos Ltda. and Urba 5 Loteamentos Ltda
Disclosure of transactions between related parties [line items]
Amounts payable	R$ 104,000